Net investment in sublease (Details)	Jun. 30, 2020 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	$ 190,187
Interest income	11,377
Present value of minimum lease payments receivable	178,810
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	163,017
Interest income	11,041
Present value of minimum lease payments receivable	151,976
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	27,170
Interest income	336
Present value of minimum lease payments receivable	$ 26,834